Label	Element	Value
Bank overdrafts	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	€ 0
Bank overdrafts	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	0
Restricted cash and cash equivalents	ifrs-full_RestrictedCashAndCashEquivalents	0
Restricted cash and cash equivalents	ifrs-full_RestrictedCashAndCashEquivalents	0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	16,027,000,000
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	17,011,000,000
Cash on hand	ifrs-full_CashOnHand	7,002,000,000
Cash on hand	ifrs-full_CashOnHand	7,606,000,000
Ifrs Cumulative Effect Of New Accounting Principle In Period Of Adoption	san_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(391,000,000)
Dividends And Remuneration [Member]
Equity	ifrs-full_Equity	(1,662,000,000)
Equity	ifrs-full_Equity	(2,237,000,000)
Accumulated Other Comprehensive Income Non Controlling Interests [Member]
Equity	ifrs-full_Equity	(1,292,000,000)
Equity	ifrs-full_Equity	(982,000,000)
Retained Earnings Excluding Current Period Profit [Member]
Equity	ifrs-full_Equity	61,028,000,000
Equity	ifrs-full_Equity	56,756,000,000
Other Instruments Not Capital [Member]
Equity	ifrs-full_Equity	598,000,000
Equity	ifrs-full_Equity	565,000,000
Profit For Period Attributable To Parent [Member]
Equity	ifrs-full_Equity	7,810,000,000
Equity	ifrs-full_Equity	6,515,000,000
Non Controlling Interests Excluding Accumulated Other Comprehensive Income [Member]
Equity	ifrs-full_Equity	11,570,000,000
Equity	ifrs-full_Equity	12,181,000,000
Accumulated Other Comprehensive Income Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	(24,168,000,000)
Equity	ifrs-full_Equity	(24,125,000,000)
Ifrs Cumulative Effect Of New Accounting Principle In Period Of Adoption	san_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(1,984,000,000)
Treasury shares [member]
Equity	ifrs-full_Equity	(59,000,000)
Equity	ifrs-full_Equity	(31,000,000)
Issued capital [member]
Equity	ifrs-full_Equity	8,309,000,000
Equity	ifrs-full_Equity	8,118,000,000
Other reserves [member]
Equity	ifrs-full_Equity	(3,110,000,000)
Equity	ifrs-full_Equity	(1,974,000,000)
Ifrs Cumulative Effect Of New Accounting Principle In Period Of Adoption	san_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	1,593,000,000
Share premium [member]
Equity	ifrs-full_Equity	52,446,000,000
Equity	ifrs-full_Equity	50,993,000,000
Other equity interest [member]
Equity	ifrs-full_Equity	234,000,000
Equity	ifrs-full_Equity	146,000,000
Revaluation surplus [member]
Equity	ifrs-full_Equity	0
Equity	ifrs-full_Equity	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Financial Liabilities, Swap Contract [Member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	115,000,000
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Financial Liabilities, Derivatives [Member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	€ 290,000,000